Statements of Net Assets Available for Benefits - EBP 006 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value:
Investment in BNSF 401(k) Plans Master Trust (Note 4)	$ 4,769,504	$ 4,192,350
Investments, at contract value:
Investment in BNSF 401(k) Plans Master Trust relating to fully benefit-responsive contracts (Note 4)	438,796	452,311
Total investments	5,208,300	4,644,661
Receivables:
Notes receivable from participants	161,132	160,768
Total assets	5,369,432	4,805,429
NET ASSETS AVAILABLE FOR BENEFITS	$ 5,369,432	$ 4,805,429